Impairment Charges (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impairment Charges [Line Items]
Impairment charge	$ 0	$ 414,000
Oak Reserve at Winter Park [Member]
Impairment Charges [Line Items]
Impairment charge		347,000
The Estates At Maitland [Member]
Impairment Charges [Line Items]
Impairment charge		56,000
Maitland Town Center-East [Member]
Impairment Charges [Line Items]
Impairment charge		$ 11,000